Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases

Future minimum lease payments and future interest payments under non-cancellable capital leases at March 31, 2020 and December 31, 2019, are payable as follows (in thousands):

	As of March 31, 2020			As of December 31, 2019
	Future Minimum Lease Payments	Future Interest Payments	Total Payments	Future Minimum Lease Payments	Future Interest Payments	Total Payments
2020	$20,610	$1,890	$22,500	$22,930	$1,070	$24,000
2021	16,089	461	16,550	10,743	1,257	12,000
2022	1,340	10	1,350	-	-	-
2023	-	-	-	-	-	-
2024	-	-	-	-	-	-
2025	-	-	-	-	-	-
Thereafter	-	-	-	-	-	-
Total	$38,039	$2,361	$40,400	$33,673	$2,327	$36,000

Operating lease commitments

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at March 31, 2020 and December 31, 2019, respectively, are payable as follows (in thousands):

	March 31, 2020	December 31, 2019
2020	$18,300	$23,201
2021	16,922	18,560
2022	1,708	2,780
2023	1,338	2,291
2024	1,338	2,292
2025	1,342	2,296
Thereafter	3,281	1,629
Total	$44,229	$53,049